Shareholder Report, Average Annual Return (Details)		1 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	21 Months Ended	25 Months Ended	33 Months Ended	39 Months Ended	45 Months Ended	53 Months Ended	60 Months Ended	83 Months Ended	89 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
PGIM Jennison Better Future ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			(1.71%)			12.28%
PGIM Jennison Focused Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			19.32%					31.75%
PGIM JENNISON FOCUSED MID-CAP ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			10.14%			12.51%
PGIM JENNISON FOCUSED VALUE ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			12.22%					18.52%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			6.85%			13.35%
PGIM PORTFOLIO BALLAST ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			10.90%					13.06%
PGIM AAA CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			6.10%				7.15%
PGIM ACTIVE AGGREGATE BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			3.45%								(0.15%)
PGIM ACTIVE HIGH YIELD BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			9.18%									5.16%	5.65%
PGIM CORPORATE BOND 0-5 YEAR ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent		0.96%
PGIM CORPORATE BOND 5-10 YEAR ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent		1.17%
PGIM CORPORATE BOND 10+ YEAR ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent		0.44%
PGIM FLOATING RATE INCOME ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			7.68%						8.64%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			1.96%		3.91%
PGIM SHORT DURATION HIGH YIELD ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			7.78%			8.43%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			5.54%				6.75%
PGIM TOTAL RETURN BOND ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			3.85%							(0.29%)
PGIM ULTRA SHORT BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			5.28%									3.63%		3.24%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Net Asset Value (NAV)
Average Annual Return, Percent			3.82%	4.26%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			15.79%			21.56%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	[1]		15.88%			23.56%		19.93%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent			15.42%			18.62%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.20% [1]	3.14% [1]			5.80% [1]	4.66% [1]		2.14% [1]	(0.72%)	(0.13%)	(0.68%) [1]	1.93% [1]	1.78% [1]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent	[1]		0.08%	1.53%	2.67%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent			22.58%					27.63%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent			12.58%			19.21%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			9.33%					11.41%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent			11.28%					13.57%
JP Morgan CLOIE AAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JP Morgan CLOIE AAA Index
Average Annual Return, Percent			5.94%				6.80%
Bloomberg US High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US High Yield Very Liquid Index
Average Annual Return, Percent			7.98%									4.68%	4.94%
Bloomberg US Corporate 0-5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate 0-5 Year Index
Average Annual Return, Percent		0.97%
Bloomberg US Corporate 5-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate 5-10 Year Index
Average Annual Return, Percent		1.31%
Bloomberg US Corporate 10+ Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate 10+ Year Index
Average Annual Return, Percent		0.67%
S&P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Average Annual Return, Percent			7.36%						8.53%
Bloomberg 1-15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent			1.94%		4.05%
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year High Yield Corporate 1% Capped Index
Average Annual Return, Percent			8.68%			9.96%
Bloomberg US Government/Credit 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Government/Credit 1-3 Year Index
Average Annual Return, Percent			4.64%				5.40%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.48%									2.91%		2.56%
Bloomberg 1 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent			3.26%	3.95%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.